Employee Postretirement Benefits Employee Postretirement Benefits (Pension Plans with a PBO in Excess of Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
PBO	$ 2,048	$ 2,270
Fair value of plan assets	$ 1,875	$ 2,100